Investments (Summary of Composition of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Schedule of Investments [Line Items]
Equity method investments	¥ 372,006	¥ 354,268
Investments held by consolidated investment companies	36,229	35,472
Total	¥ 408,235	¥ 389,740